FLIGHT EQUIPMENT HELD FOR SALE	12 Months Ended
Dec. 31, 2016
FLIGHT EQUIPMENT HELD FOR SALE [Abstract]
FLIGHT EQUIPMENT HELD FOR SALE
4.	FLIGHT EQUIPMENT HELD FOR SALE

In 2015, the Company agreed to sell 45 aircraft in two portfolio sales (the “Sale Transactions”). The Company delivered 32 of these aircraft to the purchasers and recognized a gain on sale of aircraft of $33.0 million in 2015. The Company delivered the remaining 13 aircraft and recognized a gain on sale of aircraft of $5.0 million in 2016.

At December 31, 2015, the Company had 13 aircraft held for sale with a total net book value of $237.3 million. At December 31, 2016, the Company had no flight equipment held for sale.